Guarantees and Product Warranty (Tables)	12 Months Ended
Dec. 31, 2010
Guarantees and product warranty
Guarantees

(Millions of dollars)	2010	2009	2008
Caterpillar dealer guarantees	$185	$313	$375
Customer guarantees	170	226	136
Limited indemnity	17	20	25
Other guarantees	48	64	43
Total guarantees	$420	$623	$579

Product warranty

(Millions of dollars)	2010	2009	2008
Warranty liability, January 1	$1,049	$1,201	$1,045
Reduction in liability (payments)	(855)	(1,032)	(1,074)
Increase in liability (new warranties)	841	880	1,230
Warranty liability, December 31	$1,035	$1,049	$1,201